ORGANIZATION	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

Principal activities

Elong Power Holding Limited (“Elong Power” or “ELPW”) was incorporated under the laws of the Cayman Islands on August 18, 2023. Elong Power, through its subsidiaries (collectively “the Company”) noted below, divested its battery manufacturing subsidiary in March 2026 and transitioned to an asset-light business model focusing primarily on energy storage system integration, while retaining capabilities in research and development, sales and full-lifecycle services.

Reverse Recapitalization

On November 21, 2024 (the “Closing Date”), Elong consummated the business combination with TMT Acquisition Corp (“TMT”), following the approval of the transaction. At the Closing, Merger Sub merged with and into TMT, with TMT surviving the merger and becoming a wholly owned subsidiary of Elong. At the Effective Time, each outstanding TMT Ordinary Share was converted into one Elong Class A Ordinary Share, each TMT Right was automatically converted into 0.2 of a TMT Ordinary Share and then into 0.2 of an Elong Class A Ordinary Share, and each TMT Unit was separated into its component securities and converted accordingly. As a result, an aggregate of 76 Elong Class A Ordinary Shares were issued to TMT stockholders.

Elong was determined to be the accounting acquirer as it comprises the ongoing operations, its senior management leads the combined company, and its shareholders hold the majority of voting power after the transaction. The Business Combination is not a business combination under ASC 805 because TMT was not considered a business. Accordingly, the transaction is accounted for as a reverse recapitalization, which is equivalent to Elong issuing shares for the net monetary assets of TMT, accompanied by a recapitalization. As a result, Elong’s historical financial statements became those of the combined company, with retrospective adjustments to reflect the reverse recapitalization. The equity was retrospectively adjusted based on an exchange ratio of 0.35, representing 2,237 shares exchanged for 782 shares (excluding escrowed shares), to reflect the equity structure of the accounting acquirer, Elong. Net income (loss) per share has been retrospectively restated using the historical weighted-average number of shares outstanding multiplied by the exchange ratio. As of June 30, 2026, subsidiaries of the Company include the following:

Subsidiaries	Place of incorporation	Date of incorporation	Percentage of ownership	Principal activities
Elong Power Holding Co., Limited	BVI	October 9, 2024	100%	Investment holding
Elong Power (Hong Kong) Holding Limited (“Elong Power (Hong Kong)”)	Hong Kong	October 29, 2024	100%	Investment holding
Elong Power (Beijing) Co., Ltd. (“Elong Beijing”)	Beijing, PRC	April 26, 2024	100%	Operations, sales and R&D

Disposal

On December 15, 2025, the Company initiated its disposal plan of Elong Power International Co., Limited and its subsidiaries (collectively referred to as the “Disposal Group”). On March 17, 2026, the Company completed the disposal of equity interests in the Disposal Group to WAY (Hong Kong) Limited, a non-affiliated third party, at a purchase price of $10,000. Based on the carrying value of the Disposal Group’s net liabilities as of the disposal date, the Company recognized an estimated gain on disposal of approximately $22.6 million as of the disposal date. The Disposal Group had a net liability position and incurred substantial operating losses for the years ended December 31, 2025 and 2024. This disposition is intended to streamline the Company’s business, reduce operating losses, and is expected to strengthen the Company’s working capital position in the year 2026.

The Disposal Group consists of the following entities:

●	Elong Power International Co., Limited
●	Jing Yang (Hong Kong) International Limited
●	Jingyang Power (Ganzhou) Co., Ltd.
●	Huizhou Jingyang Energy Technology Co., Ltd.
●	Ganzhou Zhangyang Energy Technology Co., Ltd.
●	Zibo Jingyang New Energy Technology Co., Ltd.